Segment and geographical information - Geographic distribution (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non-current assets	$ 7,216	$ 2,842	$ 2,711
Sales	10,518	4,373
Canada
Disclosure of operating segments [line items]
Non-current assets	3,825	1,654	1,577
Sales	1,682	853
United States
Disclosure of operating segments [line items]
Non-current assets	2,838	1,188	1,134
Sales	7,286	2,860
China
Disclosure of operating segments [line items]
Non-current assets	0	0	0
Sales	465	467
Other Asia
Disclosure of operating segments [line items]
Non-current assets	0	0	0
Sales	341	174
Other
Disclosure of operating segments [line items]
Non-current assets	0	0	0
Sales	7	2
Europe
Disclosure of operating segments [line items]
Non-current assets	553	0	$ 0
Sales	$ 737	$ 17